Other financial assets - Fair value (Details) - COP ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Other financial assets
Financial assets at fair value	$ 2,635,241	$ 1,863,457
Level 1
Other financial assets
Financial assets at fair value	1,985,224	1,526,458
Level 2
Other financial assets
Financial assets at fair value	$ 650,017	$ 336,999